Schedule of Fair Value Measurements of Warrants (Details) - $ / shares		6 Months Ended		12 Months Ended
	Apr. 08, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Dividend yield
Arena warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price		92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days
Share price	$ 1.43	$ 0.97		$ 0.97
Volatility	51.90%	54.90%		54.90%
Expected life	5.0	4.83		4.83
Risk-free rate	4.43%	4.33%		4.33%
Dividend yield
Arena warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Dividend yield